Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net income (loss)	$ 125,500	$ (34,111)	$ 177,502	$ (95,575)
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments	(11,082)	(30,743)	(68,634)	(52,252)
Pension adjustments, net of taxes	(19)	(85)	34	172
Amounts reclassified from accumulated other comprehensive loss relating to:
Other comprehensive loss	(8,192)	(31,182)	(62,103)	(53,529)
Comprehensive income (loss)	117,308	(65,293)	115,399	(149,104)
Comprehensive (income) loss attributable to non-controlling interests	(98,543)	15,789	(164,063)	8,096
Comprehensive income (loss) attributable to shareholders of Teekay Corporation	18,765	(49,504)	(48,664)	(141,008)
Interest Expense
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments		(4,570)		(7,402)
Amounts reclassified from accumulated other comprehensive loss relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	(482)	(157)	634	(408)
Equity Income
Amounts reclassified from accumulated other comprehensive loss relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ (2,427)	$ 197	$ 5,931	$ (697)